RISK MANAGEMENT - Credit concentration by country (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RISK MANAGEMENT
Loans and advances to customers	$ 237,728,544	$ 254,444,099
Gross carrying amount
RISK MANAGEMENT
Loans and advances to customers	$ 253,951,647	$ 269,923,739
% Participation	100.00%	100.00%
Gross carrying amount | Colombia
RISK MANAGEMENT
Loans and advances to customers	$ 181,951,462	$ 178,168,073
% Participation	71.65%	66.01%
Gross carrying amount | Panama
RISK MANAGEMENT
Loans and advances to customers	$ 38,599,152	$ 50,813,521
% Participation	15.20%	18.83%
Gross carrying amount | El Salvador
RISK MANAGEMENT
Loans and advances to customers	$ 15,373,156	$ 18,971,871
% Participation	6.05%	7.03%
Gross carrying amount | Guatemala
RISK MANAGEMENT
Loans and advances to customers	$ 16,958,954	$ 20,866,364
% Participation	6.68%	7.73%
Gross carrying amount | Puerto rico
RISK MANAGEMENT
Loans and advances to customers	$ 1,068,923	$ 1,103,910
% Participation	0.42%	0.41%
Gross carrying amount | Other Countries
RISK MANAGEMENT
% Participation	0.00%	0.00%
Allowance
RISK MANAGEMENT
Loans and advances to customers	$ (16,223,103)	$ (15,479,640)	$ (15,864,482)	$ (16,616,043)
% Participation	100.00%	100.00%
Allowance | Colombia
RISK MANAGEMENT
Loans and advances to customers	$ (13,133,577)	$ (11,505,443)
% Participation	80.96%	74.33%
Allowance | Panama
RISK MANAGEMENT
Loans and advances to customers	$ (1,645,802)	$ (2,223,118)
% Participation	10.14%	14.36%
Allowance | El Salvador
RISK MANAGEMENT
Loans and advances to customers	$ (552,236)	$ (729,238)
% Participation	3.40%	4.71%
Allowance | Guatemala
RISK MANAGEMENT
Loans and advances to customers	$ (887,518)	$ (950,068)
% Participation	5.47%	6.14%
Allowance | Puerto rico
RISK MANAGEMENT
Loans and advances to customers	$ (3,970)	$ (71,773)
% Participation	0.02%	0.46%
Allowance | Other Countries
RISK MANAGEMENT
% Participation	0.00%	0.00%